Organization and Business Operation (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of net income shares based on achievement of specified net income targets

		Number of the Company’s ordinary shares
Year Ended December 31,	Net Income Target	Controlling Shareholders	Migdal	ASM Former Shareholder	Total

2015	$27,000,000	338,400	10,800	10,800	360,000
2016	$40,000,000	173,900	5,550	5,550	185,000
2017	$60,000,000	188, 000	6,000	6,000	200,000
2018	$80,000,000	94,000	3,000	3,000	100,000